Additional disclosures in respect of guaranteed securities - Combined Statement of Financial Position and Income Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021		Mar. 31, 2020		Mar. 31, 2019
Disclosure of information about consolidated structured entities [line items]
Non-current assets	£ 76,897	£ 57,278
Current assets	17,963	9,938
Current liabilities	(24,770)	(9,368)
Non-current liabilities	(46,234)	(37,988)
Net assets	23,856	19,860
Equity	23,856	19,860		£ 19,793		£ 19,568
Revenue	18,449	13,665	[1]	13,360	[2]
Operating profit	4,371	2,401	[1]	2,279	[3]
Profit after tax from continuing operations	2,183	£ 1,304	[4]	£ 1,030	[2]
Other subsidiaries
Disclosure of information about consolidated structured entities [line items]
Non-current assets	0
Current assets	28,525
Current liabilities	(14,512)
Non-current liabilities	(2,050)
Other income from other subsidiaries	2,500
Investments in subsidiaries	14,440
National Grid plc and Niagara Mohawk Power Corporation combined
Disclosure of information about consolidated structured entities [line items]
Non-current assets	10,068
Current assets	2,431
Current liabilities	(10,276)
Non-current liabilities	(8,294)
Net assets	5,892
Equity	5,892
Revenue	2,987
Operating costs	(2,358)
Operating profit	629
Other income and costs, including taxation	(360)
Profit after tax from continuing operations	£ 2,769

[1]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
[2]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
[3]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
[4]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.